Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Other Current Assets [Abstract]
Schedule of Other current assets
	June 30, 2021	December 31, 2020
	(unaudited)
Prepaid advertising expense (i)	$-	$1,033,280
Deferred contract costs (ii)	800,461	272,804
Office rental deposit	98,159	86,287
Interest receivable	29,945	32,416
Prepaid rental fees	54	15,827
Prepaid consulting service fees	468,302	78,627
Others	216,130	94,167
	$1,613,051	$1,613,408

(i)	As of December 31, 2020, the balance of prepaid advertising expenses represents payments of advertising expenses to three vendors. Among the balance of $1,033,280 as of December 31, 2020, $459,235 was subsequently refunded from the vendor to VIE as VIE suspended cooperation with the vendor, and the remaining was expensed during the six months ended June 30, 2021 with the services provided by the vendors.

(ii)	As of June 30, 2021 and December 31, 2020, the balances of deferred contract costs represented the travel and media expenses which were directly related to certain contracts with customers. The costs and expenses were incurred so that VIE would fulfil its performance obligation committed to its customers and were expected to be recovered.